UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-08037

              AdvisorOne Funds

(Exact name of registrant as specified in charter)

              4020 South 147th Street, Omaha, NE                  68137

(Address of principal executive offices)               (Zip code)

              Gemini Fund Services, LLC., 150 Motor Parkway, Suite 205, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:         402-493-3313

Date of fiscal year end:  10/31

Date of reporting period:7/31/05

Item 1.  Schedule of Investments.

Dunham Short-Term Bond Fund
Schedule of Investments (Unaudited)
July 31, 2005

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value

ASSET BACKED SECURITIES - 38.06%

Agricultural Machinery - 1.68%
Caterpillar Financial Asset Trust Series 2004-A A3	600,000	3.130%		01/26/09	$ 592,719

Automobiles - 9.56%
Americredit Automobile Receivables Trust Series 2005-AX A3	625,000	3.630%		01/06/10	617,646
Bay View Auto Trust Series 2005-LJ1 A3	500,000	3.860%		03/25/10	495,001
Capital Auto Receivables Asset Trust 2003-1 A3A	392,607	2.750%		04/16/07	390,077
Honda Auto Receivables Owner Trust 2005-2 A3	400,000	3.930%		01/15/09	397,205
Onyx Acceptance Owner Trust 2005-A A4	500,000	3.850%		09/15/11	492,244
USAA Auto Owner Trust 2005-1 A4	500,000	4.130%		11/15/11	495,228
Wachovia Auto Owner Trust 2004-A A3	500,000	3.190%		06/20/08	495,340
					3,382,741
Banks - 12.19%
Bank One Issuance Trust Series 2004-B2	250,000	4.370%		04/15/12	247,421
Capital One Multi-Asset Execution Trust 2005-A3	300,000	4.050%		03/15/13	294,094
Citibank Credit Card Issuance Trust Series 2004-A1	850,000	2.550%		01/20/09	828,843
Deutsche Bank Financial	450,000	6.700%		12/13/06	463,543
Dillard Credit Card Master Trust	650,000	3.800%		09/15/10	646,953
Fifth Third Auto Trust Series 2004-A A3	435,000	3.190%		02/20/08	430,337
MBNA Credit Card Master Note Trust 2002-A1	500,000	4.950%		06/15/09	505,449
Navistar Financial Corp. Owner Trust 2004-A A3	450,000	2.010%		08/15/08	442,300
Prime Credit Card Master Trust 2000-1A	445,000	6.700%		10/15/09	448,610
					4,307,550

Financial Services - 9.89%
Centex Home Equity Series 2003-C AF3	467,251	3.690%		03/25/28	464,570
CIT Equipment Collateral Series 2004-VT1 A3	574,393	2.200%		03/20/08	566,465
CNH Equipment Trust 2005-A A4B	450,000	4.290%		06/15/12	447,250
Countrywide Asset-Backed Certificates Series 2004-7 AF3	400,000	3.903%		01/25/31	393,867
Ikon Receivables LLC	600,000	3.270%		07/15/11	592,936
Residential Asset Mortgage Products	600,000	3.981%		04/25/29	588,409
SuperAnnuation Members Home Loans Global Fund Series 6A	443,713	3.389%	+	11/09/35	443,424
					3,496,921
Miscellaneous - 3.23%
Education Loans Inc. 2005-1 A2	400,000	3.510%	+	12/26/16	400,125
Household Private Label Credit Master Note Series 2002-1 A	500,000	5.500%		01/18/11	508,130
PNC Student Loan Trust	231,400	6.728%		01/25/07	234,492
					1,142,747
Trucks - 0.37%
Ryder Vehicle Lease Trust Series 1999-A A5	130,642	7.130%		10/16/06	131,182

Utilities - 1.14%
Peco Energy Transition Trust	400,000	6.050%		03/01/09	406,537

TOTAL ASSET-BACKED SECURITIES
(Cost - $13,572,093)					13,460,397

MORTGAGE SECURITIES - 20.65%

Commercial Mortgage Backed Securities - 10.55%
Banc of America Commercial Mortgage, Inc. Series 2004-2 A2	500,000	3.520%		11/10/38	482,521
Bear Stearns Commercial Mortgage Securities Series 2003-PWR2 A1	472,721	3.432%		05/11/39	459,550
Bear Stearns Commercial Mortgage Securities Series 2004-PWR4 A1	432,398	4.361%		06/11/41	429,064
CS First Boston Mortgage Securities Corp. Series 2001-CP4 A2	350,000	5.870%		12/15/35	360,216
CS First Boston Mortgage Securities Corp. Series 2003-CK2 A1	264,091	3.006%		03/15/36	257,059
GE Capital Commercial Mortgage Corp. Series 2005-CL A1	439,210	4.012%		06/10/48	434,524
JP Morgan Chase Commercial Mortgage Series 2005-LDP1 A1	423,356	4.116%		03/15/46	419,548
LB-UBS Commercial Mortgage Trust Series 2003-C1 A1	432,930	2.720%		03/15/27	420,099
Morgan Stanley Mortgage Loan Trust Series 2004-T13 A1	486,273	2.850%		09/13/45	469,788
					3,732,369
Collateralized Mortgage Obligations - 10.10%
FNMA Series 2003-52 KR	338,023	3.500%		02/25/17	326,160
FNMA Series 2003-69 GJ	471,552	3.500%		12/25/31	454,399
FNMA Series 2003-73 GA	471,715	3.500%		05/25/31	450,863
FNMA Series 2004-17 HA	299,873	3.000%		01/25/19	281,436
FHLMC Series 2627 BG	471,292	3.250%		06/15/17	451,905
FHLMC Series 2643 ME	508,467	3.500%		03/15/18	487,876
FHLMC Series 2672 HA	500,010	4.000%		09/15/16	491,094
FHLMC Series 2866 TG	629,027	4.500%		07/15/27	629,042
					3,572,775
TOTAL MORTGAGE SECURITIES
(Cost - $7,389,895)					7,305,144

CORPORATE BONDS - 32.22%
Aerospace/Defense - 0.73%
Boeing Co.	250,000	8.100%		11/15/06	259,391

Automobiles - 0.98%
DaimlerChrysler NA Holding Corp.	350,000	4.125%		03/07/07	346,633

Banks - 11.21%
American Express Centurion	430,000	4.375%		07/30/09	426,961
Amsouth Bank	450,000	2.820%		11/03/06	441,590
Goldman Sachs Group, Inc.	350,000	7.350%		10/01/09	383,906
HSBC Bank PLC	500,000	7.625%		06/15/06	513,643
Inter-America Devel Bank	350,000	8.400%		09/01/09	400,170
Mellon Bank	275,000	7.375%		05/15/07	287,626
Northern Trust Co.	490,000	7.300%		09/15/06	503,083
Suntrust Bank Central Florida	360,000	6.900%		07/01/07	375,458
Union Bank of Switzerland - New York	300,000	7.250%		07/15/06	306,271
Union Planters Bank NA	310,000	6.500%		03/15/08	323,887
					3,962,595
Conglomerates - 2.03%
General Electric Capital Corp	669,000	8.750%		05/21/07	718,240

Consumer Finance - 1.51%
Residential Capital Corp- 144A	525,000	6.375%		06/30/10	533,437

Insurance - 1.46%
Allstate Life Global Fund	525,000	3.850%		01/25/08	517,467

Investment Services - 4.38%
Citigroup, Inc.	415,000	3.000%	+	06/04/07	415,029
Lehman Brothers Holdings, Inc.	525,000	8.250%		06/15/07	559,979
Morgan Stanley Dean Witter	500,000	10.000%		06/15/08	573,475
					1,548,483
Savings & Loans/Thrifts - 1.36%
U.S. Central Credit Union	500,000	2.750%		05/30/08	480,153

Telecommunications - 0.37%
SBC Communications Capital Corp.	125,000	6.680%		11/28/07	130,207

Transportation - Railroads - 1.06%
Union Pacific Corp.	350,000	7.250%		11/01/08	375,826

Utilities - 7.13%
Central Maine Power Co.	500,000	6.670%		01/30/06	506,103
Con Edison Co. of New York	425,000	4.700%		06/15/09	426,229
Florida Power & Light	450,000	6.875%		12/01/05	454,133
Georgia Power Co.	450,000	2.990%	+	02/17/09	450,929
Metropolitan Edison	200,000	4.450%		03/15/10	196,344
Northern States Power Co.	450,000	7.640%		10/01/08	488,966
					2,522,704

TOTAL CORPORATE BONDS					11,395,136
(Cost - $11,500,806)

INTERNATIONAL CORPORATE BONDS - 2.13%
Banks - 2.13%
Abbey National PLC	300,000	6.690%		10/17/05	301,784
ABN Amro Holding NV	430,000	7.125%		06/18/07	450,141
					751,925

TOTAL INTERNATIONAL CORPORATE BONDS					751,925
(Cost - $755,223)

U.S. GOVERNMENT AGENCIES- 5.38%
U.S. Government Agency - 2.40%
FHLB	825,000	6.990%		07/26/06	848,083

U.S. Treasury Obligations - 2.98%
U.S. Treasury Notes	425,000	2.750%		08/15/07	414,525
U.S. Treasury Notes	650,000	2.875%		11/30/06	640,885
					1,055,410
TOTAL U.S. GOVERNMENT AGENCIES
(Cost - $1,918,494)					1,903,493
	Shares
SHORT TERM INVESTMENT - 3.39%
Milestone Treasury Obligation Portfolio - Institutional Cl.	1,199,916				1,199,916
(Cost - $1,199,916)

Total Investments - 101.83%
(Cost - $36,336,429)					36,016,011
Other assets less liabilities - (1.83%)					(646,679)
NET ASSETS - 100.00%					$ 35,369,332

+ Variable rate security
144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

At July 31, 2005, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost					$ 12,167
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value					(332,585)
Net unrealized depreciation					$ (320,418)

Dunham Corporate / Government Bond Fund
Schedule of Investments (Unaudited)
July 31, 2005

		Interest		Maturity	Market
Security	Principal	Rate		Date	Value
CORPORATE NOTES & BONDS - 40.70%
Aerospace/Defense - 0.70%
Goodrich Corp.	133,611	7.625%		12/15/12	$ 154,228
United Technologies Corp.	120,000	4.875%		5/1/15	120,291
					274,519
Aluminum - 0.17%
Novelis Inc.- 144A	65,000	7.250%		2/15/15	66,463

Automobiles - 0.55%
DaimlerChrysler NA Holding	96,584	4.314%	+	9/10/07	96,780
DaimlerChrysler NA Holding	120,000	4.875%		6/15/10	118,688
					215,468
Banks - 3.96%
Bank of America Corp.	108,175	4.375%		12/1/10	106,689
Barclays Bank PLC	40,000	6.278%	+	12/15/34	40,964
Citigroup, Inc.	136,763	5.000%		9/15/14	136,936
Colonial Bank	16,226	9.375%		6/1/11	18,955
Colonial Capital II	52,542	8.920%		1/15/27	56,195
First Republic Bank	119,764	7.750%		9/15/12	132,938
HSBC Bank USA	200,000	5.875%		11/1/34	212,036
Royal Bank of Canada	145,000	4.125%		1/26/10	142,492
Swedish Export Credit*	620,000	0.000%		6/5/07	582,708
Wachovia Corp.	119,765	4.875%		2/15/14	118,897
					1,548,810
Broadcasting / Cable TV - 2.91%
Clear Channel Communications	105,000	5.500%		9/15/14	98,375
Comcast Corp.	40,000	5.300%		1/15/14	40,477
Corus Entertainment, Inc.	40,178	8.750%		3/1/12	43,442
CSC Holdings, Inc.	224,076	10.500%		5/15/16	243,683
Echostar DBS Corp.	38,146	9.125%		1/15/06	40,530
Lenfest Communications, Inc.	132,900	10.500%		6/15/06	138,985
Liberty Media Corp.	185,000	5.700%		5/15/13	171,213
News America, Inc.	180,000	5.300%		12/15/34	181,254
News America, Inc.- 144A	715	6.200%		12/15/34	743
Rogers Cable Inc.	69,541	7.875%		5/1/12	75,974
Time Warner, Inc.	85,000	9.125%		1/15/13	105,719
					1,140,395
Business Services - 0.38%
RR Donnelley & Sons Co.- 144A	150,000	5.500%		5/15/15	148,982

Capital Goods - 0.46%
American Standard, Inc.	163,807	7.625%		2/15/10	180,773

Chemicals - 0.83%
Du Pont (EI) De Nemours & Co.	123,628	4.125%		4/30/10	121,868
United Agricultural Products	195,000	8.250%		12/15/11	204,750
					326,618
Coal - 0.39%
Massey Energy Co.	55,000	6.625%		11/15/10	56,788
Peabody Energy Corp.	90,000	6.875%		3/15/13	95,400
					152,188
Computer Services - 0.15%
Sungard Data Systems, Inc.	65,000	4.875%		1/15/14	56,875

Conglomerates - 1.22%
Tyco International Group	275,000	6.000%		11/15/13	294,982
Tyco International Group- 144A	185,000	4.436%		6/15/07	184,249
					479,231
Construction Services - 1.64%
D. R. Horton, Inc.	128,264	7.500%		12/1/07	135,157
D. R. Horton, Inc.	185,442	5.625%		9/15/14	185,573
K Hovnanian Enterprises	189,305	6.250%		1/15/15	189,305
Toll Corp.	123,628	8.250%		12/1/11	133,209
					643,244
Containers - 0.97%
AEP Industries Inc.- 144A	60,000	7.875%		3/15/13	59,944
Ball Corp.	135,218	7.750%		8/1/06	139,613
Ball Corp.	15,000	6.875%		12/15/12	15,825
Owens-Brockway	153,763	8.875%		2/15/09	162,604
					377,986
Cruise Lines - 0.10%
Royal Carribean	30,906	7.250%		3/15/18	33,842
Royal Carribean	5,000	8.000%		5/15/10	5,500
					39,342
Finance - 4.01%
American General Finance	390,201	4.000%		3/15/11	369,766
American Real Estate Partners- 144A	100,000	7.125%		2/15/13	101,500
Boeing Capital Corp.	100,000	6.100%		3/1/11	106,401
Caterpillar Financial Service Corp.	155,000	4.625%		6/1/15	151,772
General Electric Capital Corp.	210,000	4.875%		3/4/15	210,359
General Motors Acceptance Corp.	65,000	6.750%		12/1/14	61,222
Goldman Sachs Group, Inc.	206,814	5.250%		10/15/13	209,785
Merrill Lynch & Co.	210,000	4.250%		2/8/10	206,119
Morgan Stanley Dean Witter	23,180	6.750%		4/15/11	25,234
Residential Capital Corp.- 144A	130,000	6.375%		12/25/31	132,089
					1,574,247
Food - 1.45%
Ahold Lease USA, Inc.	65,000	8.620%		1/2/25	72,150
Albertson's, Inc.	95,000	7.450%		8/1/29	107,656
B&G Foods Holding Corp.	55,000	8.000%		10/1/11	56,650
Dean Foods Co.	140,627	8.150%		8/1/07	148,713
Kraft Foods, Inc.	117,939	5.625%		11/1/11	123,157
Stater Brothers Holdings	60,000	6.910%	+	6/15/06	60,750
					569,076
Hotels / Casinos - 1.59%
Hilton Hotels Corp.	84,536	7.625%		12/1/12	96,273
Intrawest Corp.	205,000	7.500%		10/15/13	211,150
MGM Mirage, Inc.	55,000	6.750%		9/1/12	56,925
Park Place Entertainment Corp.	166,125	7.875%		12/15/05	168,202
Park Place Entertainment Corp.	27,044	7.875%		3/15/10	29,985
Wynn Las Vegas LLC/Corp.	60,000	6.625%		12/1/14	58,425
					620,960
Insurance - 2.52%
Endurance Specialty Holding	94,989	7.000%		7/15/34	103,116
Fund American Co., Inc.	123,852	5.875%		5/15/13	126,364
Loews Corp.	205,000	6.000%		2/1/35	201,659
Metlife, Inc.	155,000	5.700%		6/15/35	156,859
Protective Life	176,102	4.000%		4/1/11	169,422
Protective Life	130,000	3.660%	+	1/14/08	129,998
Willis Group North America	100,000	5.625%		7/15/15	99,128
					986,546
Medical - 3.30%
Amgen, Inc.- 144A	164,082	4.850%		11/18/14	164,802
Cardinal Health, Inc.	96,584	6.750%		2/15/11	105,194
Coventry Health Care, Inc.- 144A	135,000	5.875%		1/15/12	138,375
Coventry Health Care, Inc.- 144A	90,000	6.125%		1/15/15	91,800
Fresenius Medical	171	7.875%		2/1/08	177,840
HCA, Inc.	135,218	5.750%		3/15/14	133,012
HCA, Inc.	19,317	6.375%		1/15/15	19,771
Merck & Co., Inc.	85,000	4.750%		3/1/15	83,652
Owens & Minor, Inc.	139,082	8.500%		7/15/11	148,470
UnitedHealth Group, Inc.	104,748	3.300%		1/30/08	101,505
US Oncology, Inc.	10,000	10.750%		8/15/14	11,150
Wyeth	112,038	5.250%		3/15/13	115,936
					1,291,507
Oil - 2.62%
BP Capital Markets PLC	92,721	2.625%		3/15/07	90,537
Burlington Resources	3,863	0.000%		12/31/40	-
Chesapeake Energy Corp.- 144A	65,000	6.250%		1/15/18	64,188
Conoco Phillips	185,436	5.900%		10/15/32	202,485
El Paso Production Holding	35,000	7.750%		6/1/13	37,144
Encore Acquisition Co.- 144A	40,000	6.000%		7/15/15	39,100
Kinder Morgan Energy	81,131	7.300%		8/15/33	97,116
Newfield Exploration Co.	70,000	8.375%		8/15/07	76,300
Pioneer Natural Resources Co.	185,442	5.875%		7/15/16	188,203
Pride International, Inc.- 144A	20,000	7.375%		7/15/14	21,950
Trans-Canada Pipelines	220,212	4.000%		6/15/13	207,887
					1,024,910
Paper / Paper Products - 1.28%
Abitibi Consolidated, Inc.	122	8.300%		8/1/05	122.00
Bowater, Inc.	200,896	9.000%		8/1/09	216,968
Cascades, Inc.	46,808	7.250%		2/15/13	46,808
Celulosa Arauco Y Constitucion- 144A	135,000	5.625%		4/20/15	134,498
Cenveo Corp.	105,000	7.875%		12/1/13	101,456
					499,852
Publishing - 0.21%
Reed Elsevier Capital	85,000	4.625%		6/15/12	82,905

Real Estate / REIT's - 0.67%
Archstone-Smith Trust	100,448	7.900%		2/15/16	116,289
Camden Property Trust	50,000	5.000%		6/15/15	48,481
IStar Financial, Inc.	100,000	5.125%		4/1/11	98,388
					263,158
Retail - 1.89%
Jean Couto Group PJC, Inc.	60,000	8.500%		8/1/14	59,475
Omnicare, Inc.	270,436	8.125%		3/15/11	284,296
Pantry, Inc.	55,000	7.750%		2/15/14	56,513
Wal Mart Stores, Inc.	328,387	4.125%		2/15/11	320,574
Yum! Brands, Inc.	17,771	7.700%		7/1/12	20,558
					741,416
Shipping / Transportation - 0.36%
Ship Finance International Ltd.	110,000	8.500%		12/15/13	105,325
Trinity Industries, Inc.	35,000	6.500%		3/15/14	34,913
					140,238
Semiconductors - 0.14%
Chartered Semiconductor Mfg.	20,000	5.750%		8/3/10	19,838
Chartered Semiconductor Mfg.	35,000	6.375%		8/3/15	34,755
					54,593
Sovereign Agencies - 0.37%
Republic of Poland	139,081	5.250%		1/15/14	143,810

Technology - 0.75%
Fisher Scientific Intl- 144A	100,000	8.000%		9/1/13	100,500
Hutchison Whamp International Ltd- 144A	165,000	7.450%		11/24/33	191,501
					292,001
Telecommunications - 3.35%
AT&T Wireless Services, Inc.	69,541	8.750%		3/1/31	96,073
Cincinnati Bell, Inc.	95,000	7.250%		7/15/13	101,294
Intelsat Bermuda Ltd.- 144A	85,000	8.625%		1/15/15	90,525
Intelsat Bermuda Ltd.- 144A	45,000	8.250%		1/15/13	47,025
Nextel Communications, Inc.	173,852	6.875%		10/31/13	185,804
Nextel Communications, Inc.	115,000	5.950%		3/15/14	118,881
Qwest Corp.	105,000	8.875%	+	3/15/12	114,975
Sprint Capital Corp.	169,989	8.750%		3/15/32	233,916
Telecom Italia Capital	165,000	4.950%		9/30/14	161,731
Verizon Global	125,940	7.750%		12/1/30	159,427
					1,309,651
Tobacco - 0.23%
RJ Reynolds Tobacco Holdings- 144A	45,000	6.500%		7/15/10	44,775
RJ Reynolds Tobacco Holdings- 144A	45,000	7.300%		7/15/15	45,563
					90,338
Utilities - 1.53%
Carolina Power & Light	70,000	5.700%		4/1/35	72,511
Firstenergy Corp.	177,715	6.450%		11/15/11	191,110
NRG Energy, Inc.	35,000	8.000%		12/15/13	37,450
Scottish Power PLC	125,000	5.375%		3/15/15	126,123
Southern California Edison Co.	40,000	5.550%		1/15/36	40,927
Texas Genco LLC- 144A	75,000	6.875%		12/15/14	78,750
TXU Corp.- 144A	55,000	5.550%		11/15/14	53,618
					600,489
TOTAL CORPORATE NOTES & BONDS
(Cost - $15,791,918)					15,936,591

MORTGAGE BACKED SECURITIES - 23.07%
Banc of America Commercial Mortgage, Inc. Series 2000-1 A1A	169,543	7.109%		11/15/31	176,342
Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2 2CB3	197,055	8.000%		8/25/34	204,965
FHARM Pool 1L0077	4,500,000	5.138%		6/1/35	4,548,515
FHARM Pool 781192	263,544	3.536%		2/1/34	261,986
FHARM Pool 724178	314,291	3.309%		7/1/33	315,162
FHARM Pool 735136	263,952	4.500%		1/1/35	253,238
FNARM Pool 776324	228,582	3.596%		4/1/34	227,596
FNARM Pool 739151	230,342	3.215%	+	9/1/33	229,737
FNARM Pool 792454	328,381	4.500%		11/1/19	323,212
Master Alternative Loans Trust Series 2003-7 5A1	214,933	6.250%		11/25/33	218,236
Master Alternative Loans Trust Series 2004-1 3A1	195,402	7.000%		1/25/34	197,197
Master Alternative Loans Trust Series 2004-5 6A1	164,247	7.000%		6/25/34	166,185
Master Alternative Loans Trust Series 2004-6 6A1	572,893	6.500%		7/25/34	584,163
Morgan Stanley Mortgage Loan Trust Series 2004-3 3A	569,547	6.000%		4/25/34	577,734
Merrill Lynch Mortgage Trust Series 2005-MCP1 A2	450,000	4.556%		6/12/43	446,494
Residential Asset Mortgage Products, Inc. Series 2004-SL3 A4	289,440	8.500%		12/25/31	302,120

TOTAL MORTGAGE BACKED SECURITIES
(Cost - $9,068,532)					9,032,882

U.S. GOVERNMENT AND AGENCIES - 29.11%
U.S. Government Agency - 14.63%
FHLMC	115,129	5.500%		9/15/17	117,560
FHLMC	212,486	5.000%		3/15/19	211,206
FHLMC	50,084	5.500%		8/15/21	50,053
FHLMC	197,633	5.500%		8/15/21	197,533
FHLMC	67,971	5.500%		9/15/21	67,962
FHLMC	53,615	5.500%		1/15/22	53,561
FGLMC	233,640	7.000%		1/1/33	245,267
FNCL- TBA	2,830,000	5.500%		8/25/33	2,844,150
FNCL- TBA	2,025,000	4.500%		6/1/35	1,941,469
					5,728,761
U.S. Treasury Obligations - 14.48%
U.S. Treasury Notes	2,545,000	2.500%		9/30/06	2,503,545
U.S. Treasury Notes	4,000	5.000%		2/15/11	4,168
U.S. Treasury Notes	290,000	4.000%		11/15/12	286,726
U.S. Treasury Notes	1,335,000	4.750%		5/15/14	1,381,621
U.S. Treasury Notes	1,313,000	5.375%		2/15/31	1,491,999
					5,668,059
TOTAL U.S. GOVERNMENT AND AGENCIES
(Cost - $11,428,921)					11,396,820

SHORT TERM INVESTMENTS - 18.90%
FHLB Discounted Note	7,400,000			8/1/05	7,398,734
TOTAL SHORT TERM INVESTMENTS					7,398,734
(Cost - $7,398,734)

Total Investments - 111.78%
(Cost - $43,688,105)					43,765,027
Cash and other assets less liabilities - (11.78)%					(4,613,560)
NET ASSETS - 100.00%					$ 39,151,467

+ Variable rate security
TBA- When-issued security
144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

At July 31, 2005, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was and excess of value over cost					$ 395,447
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value					(318,525)
Net unrealized appreciation					$ 76,922

Dunham High Yield Bond Fund
Schedule of Investments (Unaudited)
July 31, 2005

	Principal	Interest	Maturity	Market
Security	Amount	Rate	Date	Value

CORPORATE BONDS - 83.90%
Apparel - 3.08%
Payless ShoeSource, Inc.	$ 150,000	8.250%	8/1/13	$ 158,438
Perry Ellis International, Inc.	175,000	8.875%	9/15/13	178,062
				336,500
Broadcasting - 1.51%
Sinclair Broadcast Group, Inc.	160,000	8.000%	3/15/12	165,200

Cable Television - 4.58%
CCO Holdings LLC	160,000	8.750%	11/15/13	160,000
CSC Holdings, Inc.	100,000	8.250%	7/15/09	103,000
Granite Broadcasting	140,000	9.750%	12/1/10	129,500
Mediacom Capital Corp.	105,000	9.500%	1/15/13	107,362
				499,862
Casinos - 10.22%
Majestic Star Casino LLC	200,000	9.500%	10/15/10	205,250
MTR Gaming Group, Inc.	125,000	9.750%	4/1/10	135,781
OED Corp./Diamond Jo	115,000	8.750%	4/15/12	111,407
Pinnacle Entertainment, Inc.	160,000	8.250%	3/15/12	168,400
Resorts International Hotel and Casino, Inc.	165,000	11.500%	3/15/09	186,244
Trump Entertainment Resorts, Inc.	190,000	8.500%	6/1/15	192,850
Virgin River Casino Corp.- 144A	110,000	9.000%	1/15/12	115,500
				1,115,432
Chemicals - 3.15%
OM Group, Inc.	210,000	9.250%	12/15/11	214,200
Rhodia SA	120,000	10.250%	6/1/10	129,300
				343,500
Construction - 0.44%
U.S. Concrete, Inc.	50,000	8.375%	4/1/14	48,000

Cosmetics - 0.58%
Elizabeth Arden, Inc.	60,000	7.750%	1/15/14	63,375

Diversified Manufacturing - 1.46%
Bombardier, Inc.- 144A	115,000	6.300%	5/1/14	108,100
Trimas Corp.	60,000	9.875%	6/15/12	51,300
				159,400
Electronic Components - 2.55%
Agere Systems, Inc.	135,000	6.500%	12/15/09	135,337
Stoneridge, Inc.	135,000	11.500%	5/1/12	143,100
				278,437
Energy - 3.30%
Edison Mission Energy	135,000	10.000%	8/15/08	150,525
Orion Power Holdings, Inc.	175,000	12.000%	5/1/10	210,000
				360,525
Financial Services - 4.52%
Bluewater Finance	125,000	10.250%	2/15/12	135,000
Dollar Financial Group, Inc.	100,000	9.750%	11/15/11	103,750
General Motors Acceptance Corp.	125,000	6.875%	9/15/11	120,640
Williams Companies, Inc.	120,000	7.500%	1/15/31	133,500
				492,890
Food - 2.19%
Land O' Lakes, Inc.	130,000	8.750%	11/15/11	136,500
Wornick Co.	100,000	10.875%	7/15/11	103,000
				239,500
Medical Services - 5.56%
Hanger Orthopedic Group, Inc.	115,000	10.375%	2/15/09	116,150
Insight Health Services Corp.	160,000	9.875%	11/1/11	138,800
Radiologix, Inc.	185,000	10.500%	12/15/08	197,025
Universal Hospital Services, Inc.	150,000	10.125%	11/1/11	154,500
				606,475
Mining - 0.95%
James River Coal Co.	100,000	9.375%	6/1/12	104,000

Miscellaneous - 2.01%
IDI Acquisition Corp.- 144A	105,000	10.750%	12/15/11	106,050
Rafaella Apparel Group - 144A	115,000	11.250%	6/15/11	113,850
				219,900
Oil & Gas - 6.46%
Aquila, Inc.	155,000	11.875%	7/1/12	206,150
Giant Industries, Inc.	165,000	8.000%	5/15/14	173,250
Hanover Compressor Co.	100,000	9.000%	6/1/14	109,000
Ocean Rig Norway AS- 144A	50,000	8.375%	7/1/13	52,250
Sonat, Inc.	160,000	7.625%	7/15/11	164,800
				705,450
Oil & Gas Equipment- 1.48%
Seitel, Inc.	145,000	11.750%	7/15/11	161,675

Paper & Related Products - 1.38%
Buckeye Technologies, Inc.	155,000	8.000%	10/15/10	150,350

Pharmaceutical - 0.95%
Biovail Corp.	100,000	7.875%	4/1/10	103,250

Printing Services - 1.28%
Cenveo Corp.	145,000	7.875%	12/1/13	140,106

Publishing - 0.75%
Primedia, Inc.	80,000	8.000%	5/15/13	81,400

Real Estate - 1.95%
Meristar Hospitality Corp.	200,000	9.125%	1/15/11	212,500

Rentals - 2.44%
Nationsrent, Inc.	125,000	9.500%	5/1/15	130,312
United Rentals North America, Inc.	140,000	7.750%	11/15/13	136,500
				266,812
Restaurants - 2.84%
Friendly Ice Cream Corp.	195,000	8.375%	6/15/12	191,100
Landry's Restaurants, Inc.	120,000	7.500%	12/15/14	118,650
				309,750
Retail - Drug Store - 1.47%
Rite Aid Corp.	150,000	9.500%	2/15/11	160,688

Semiconductors - 2.21%
Amkor Technology, Inc.	125,000	7.750%	5/15/13	106,250
Magnachip Semiconductor- 144A	140,000	8.000%	12/15/14	135,450
				241,700
Telecommunications - 11.69%
American Cellular Corp.	105,000	10.000%	8/1/11	109,987
American Towers, Inc.	125,000	7.250%	12/1/11	131,562
Centennial Communications	100,000	8.125%	2/1/14	107,250
Cincinnati Bell, Inc.	165,000	8.375%	1/15/14	169,950
Delphi Corp.	135,000	6.500%	8/15/13	108,675
GCI, Inc.	110,000	7.250%	2/15/14	107,250
iPCS, Inc.	110,000	11.500%	5/1/12	124,850
Insight Midwest/Insight Cap	80,000	9.750%	10/1/09	82,900
Millicom International Cellular SA	65,000	10.000%	12/1/13	67,275
Nextel Communications, Inc.	150,000	5.950%	3/15/14	155,063
Rogers Wireless, Inc.	110,000	6.375%	3/1/14	111,650
				1,276,412
Transportation - 0.95%
Greenbrier Companies, Inc.- 144A	100,000	8.375%	5/15/15	104,250

Waste Management - 1.95%
Allied Waste North America, Inc.	205,000	7.875%	4/15/13	213,200

TOTAL CORPORATE BONDS
(Cost - $ 9,121,497)				9,160,539
		Dividend
CONVERTIBLE PREFERRED STOCK- 2.57%	Shares	Rate
Insurance - 0.75%
Conseco, Inc.	3,000	5.500%		82,125

Pharmaceutical - 0.86%
Omnicare Capital Trust II Series B	1,500	4.000%		93,375

Telecommunications - 0.96%
Lucent Technologies Capital Trust I	105	7.750%		104,646

TOTAL CONVERTIBLE PREFERRED STOCK
(Cost - $ 283,191)				280,146

SHORT TERM INVESTMENT - 9.16%
Milestone Treasury Obligation Portfolio - Institutional Cl.	1,000,000
(Cost - $1,000,000)				1,000,000

Total Investments - 95.63%
(Cost - $10,404,688)				10,440,685
Other assets less liabilities - 4.37%				477,006
NET ASSETS - 100.00%				$ 10,917,691

144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

At July 31, 2005, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost				$ 72,407
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value				(36,430)
Net unrealized appreciation				$ 35,977

Dunham Real Estate Stock Fund
Schedule of Investments (Unaudited)
July 31, 2005

		Market
Security	Shares	Value
COMMON STOCK - 98.88%
REITs - Apartments - 16.98%
Archstone-Smith Trust	6,700	$ 284,750
Avalonbay Communities, Inc.	3,800	332,728
Camden Property Trust	5,200	287,456
Equity Residential	7,100	286,840
Post Properties, Inc.	4,700	187,577
United Dominion Realty Trust, Inc.	9,400	239,230
		1,618,581
REITs - Diversified - 2.98%
Vornado Realty Trust	3,200	283,648

REITs - Healthcare Facilities - 1.48%
OMEGA Healthcare Investors, Inc.	10,100	140,895

REITs - Hotels - 9.84%
Hilton Hotels Corp.	3,800	94,050
Host Marriott Corp.	17,700	330,105
Starwood Hotels & Resorts Worldwide, Inc.	6,600	417,912
Sunstone Hotel Investors, Inc.	3,700	95,682
		937,749
REITs - Industrial/Office Mix - 2.50%
Liberty Property Trust	5,300	237,864

REITs - Office Property - 24.40%
Arden Realty, Inc.	4,700	187,671
BioMed Realty Trust, Inc.	3,800	96,634
Boston Properties, Inc.	5,600	426,440
Equity Office Properties Trust	12,000	425,400
Highwoods Properties, Inc.	3,000	94,950
Maguire Properties, Inc.	6,300	188,685
Reckson Associates Realty Corp.	8,200	287,984
SL Green Realty Corp.	4,100	285,770
Trizec Properties, Inc.	15,200	333,944
		2,327,478
REITs - Regional Malls - 17.44%
General Growth Properties, Inc.	8,200	377,036
Macerich Co.	3,400	238,748
Mills Corp.	5,800	377,348
Simon Property Group, Inc.	8,400	669,816
		1,662,948
REITs - Shopping Centers - 10.50%
Developers Diversified Realty Corp.	5,900	287,153
Heritage Property Investment Trust	3,900	145,080
Pan Pacific Retail Properties, Inc.	4,100	284,991
Regency Centers Corp.	4,600	283,820
		1,001,044
REITs - Storage - 4.41%
Public Storage, Inc.	6,300	420,525

REITs - Warehouses - 8.35%
AMB Property Corp.	8,100	372,519
ProLogis	9,300	423,708
		796,227

TOTAL COMMON STOCK
(Cost - $6,356,479)		9,426,959

SHORT TERM INVESTMENT - 0.38%
Milestone Treasury Obligation Portfolio - Institutional Cl.	36,383	36,383
(Cost - $36,383)

Total Investments - 99.26%
(Cost - $6,392,862)		9,463,342
Other Assets less liabilities - 0.74%		70,073
NET ASSETS - 100.00%		$ 9,533,415

REIT - Real Estate Investment Trust

At July 31, 2005, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost		$ 3,070,480
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value		-
Net unrealized appreciation		$ 3,070,480

Dunham Appreciation & Income Fund
Schedule of Investments (Unaudited)
July 31, 2005

					Market
Security	Shares				Value
COMMON STOCK - 40.36%
Broadcasting & Cable TV - 2.32%
XM Satellite Radio Holdings, Inc.- Cl. A *	12,549				$ 447,121

Casino Hotels - 1.87%
Boyd Gaming Corp.	6,900				361,836

Communications - 5.03%
Motorola, Inc.	24,000				508,320
Sprint Corp.	17,251				464,052
					972,372
Computers - 3.27%
Apple Computer, Inc.*	5,200				221,780
Seagate Technology*	21,200				410,644
					632,424
Conglomerates - 2.39%
ITT Industries, Inc.	4,334				461,138

E-Commerce - 2.11%
Amazon.com, Inc. *	9,014				407,162

Financial Services - 0.95%
Legg Mason, Inc.	1,800				183,870

Hotels - 1.99%
Marriott International, Inc.- Cl. A	5,600				383,432

Insurance - 2.42%
Prudential Financial, Inc.	7,000				468,300

Internet - 3.59%
Verisign, Inc. *	12,185				320,587
Yahoo! Inc. *	11,200				373,408
					693,995
Medical - 4.14%
Quest Diagnostics, Inc.	7,300				374,782
WellPoint, Inc.*	6,000				424,440
					799,222
Oil & Gas - 7.16%
Cabot Oil & Gas Corp.- Cl. A	11,728				475,218
Exxon Mobil Corp.	8,050				472,937
Valero Energy Corp.	5,250				434,595
					1,382,750
Retail-Apparel - 3.12%
Chico's FAS, Inc.*	15,000				601,650

TOTAL COMMON STOCK
(Cost - $5,844,595)					7,795,272

PREFERRED STOCK - 4.08%
Insurance - 2.23%
Hartford Financial Services Group, Inc. Convertible	6,000	6.000%			431,250

Utilities - 1.85%
CenterPoint Energy, Inc.	10,700	3.200%			357,198

TOTAL PREFERRED STOCK
(Cost - $690,896)					788,448

	Principal	Interest		Maturity
	Amount	Rate		Date
CONVERTIBLE BONDS - 54.53%
Advertising - 1.97%
Omnicom Group, Inc.	390,000	0.000%		06/15/33	380,738

Aerospace & Defense - 3.97%
Armor Holdings, Inc.	385,000	2.000%	+	11/01/24	376,338
Lockheed Martin Corp.	370,000	3.540%	+	08/15/33	391,345
					767,683
Business Services - 2.54%
CSG Systems International, Inc.	200,000	2.500%		06/15/24	187,500
Fluor Corp.	246,000	1.500%		02/15/24	302,887
					490,387
Casinos & Gaming - 1.24%
Scientific Games Corp.- 144A	220,000	0.750%		12/01/24	239,525

Computer Services - 1.99%
Electronic For Imaging, Inc.	200,000	1.500%		06/01/23	195,500
Hutchinson Technology, Inc.	152,000	2.250%		03/15/10	188,100
					383,600
Computer Software - 1.88%
Serena Software, Inc.	346,000	1.500%		12/15/23	363,300

Cruise Lines - 1.91%
Carnival Corp.	271,000	2.000%		04/15/21	369,576

Energy Production - 1.94%
Massey Energy Co.	260,000	2.250%		04/01/24	373,750

Hotels - 2.14%
Starwood Hotel & Resorts Worldwide, Inc.	321,000	3.500%		05/16/23	412,485

Insurance - 2.18%
Travelers Property Casualty Corp.	17,500	4.500%			420,875

Machinery - 3.11%
Regal Beloit	310,000	2.750%		03/15/24	399,125
Roper Industries, Inc.	372,000	1.481%	+	01/15/34	200,880
					600,005

Medical - 19.03%
Celgene Corp.	200,000	1.750%		06/01/08	405,000
Community Health Systems, Inc.	327,000	4.250%		10/15/08	380,955
First Horizon Pharmaceutical	80,000	1.750%		03/08/24	85,800
Genzyme Corp. General Division	340,000	1.250%		12/01/23	400,775
Health Management Associates, Inc.	357,000	1.500%		08/01/23	373,065
Invitrogen Corp.	400,000	1.500%		02/15/24	384,000
Ivax Corp.	370,000	1.875%		12/15/24	465,275
Medtronic, Inc.	370,000	1.250%		09/15/21	370,463
Henry Schein, Inc.	370,000	3.000%		08/15/34	416,713
Wyeth	382,000	3.320%		01/15/24	394,640
					3,676,686
Multimedia - 2.19%
Disney (Walt) Co.	410,000	2.125%		04/15/23	422,300

Oil & Gas - 4.08%
Diamond Offshore Drilling, Inc.	380,000	1.500%		04/15/31	475,950
Halliburton Co.	200,000	3.125%		07/15/23	313,000
					788,950
Retail-Sporting Goods - 2.18%
Dick's Sporting Goods, Inc.	534,000	1.606%	+	02/18/24	421,860

Wireless Equipment - 2.18%
Powerwave Technologies, Inc.	350,000	1.875%		11/15/24	420,875

TOTAL CONVERTIBLE BONDS
(Cost - $9,997,767)					10,532,595

	Shares
SHORT TERM INVESTMENT - 0.34%
Milestone Treasury Obligation Portfolio- Institutional Cl.	65,448				65,448
(Cost - $65,448)

Total Investments - 99.31%
(Cost - $16,598,706)					19,181,763
Other assets less liabilities - 0.69%					134,094
NET ASSETS - 100.00%					$ 19,315,857

*Non-income producing security
+Variable rate security
144A- Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

At July 31, 2005, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost					$ 2,730,220
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value					(147,164)
Net unrealized appreciation					$ 2,583,056

Dunham International Stock Fund
Schedule of Investments (Unaudited)
July 31, 2005

		Market
Security	Shares	Value
COMMON STOCK - 98.77%
Advertising - 1.38%
Ipsos	2,090	$ 230,668
Publicis Groupe	3,060	104,139
		334,807
Appliances - 1.10%
Indesit Company SpA	20,440	268,355

Automobiles - 2.50%
Nissan Motor Co. Ltd. ADR	10,979	228,473
Porsche AG	480	380,594
		609,067
Automotive Parts - 2.48%
Continental AG	1,650	127,970
FCC Co Ltd.	11,300	475,502
		603,472
Auto Rentals - 0.15%
Northgate PLC	2,180	37,782

Beverages - 4.13%
C&C Group PLC	114,860	554,389
InBev NV	12,090	450,004
		1,004,393
Building Products - 3.08%
CRH PLC	15,730	449,875
Titan Cement Co.	8,800	298,107
		747,982
Chemicals - 0.74%
Aica Kogyo Co. Ltd.	15,500	181,158

Commercial Banks - 10.80%
Allied Irish Banks PLC	12,080	264,030
Anglo Irish Bank Corp. PLC	56,170	753,342
Australia and New Zealand Banking Group Ltd	15,020	244,105
Banco Popular Espanol SA	13,060	156,103
BNP Paribas SA	4,450	321,585
Canadian Western Bank	17,900	453,651
Credit Agricole SA	9,790	268,212
Societe Generale	1,530	167,283
		2,628,311
Commercial Services - 1.73%
MacDonald, Dettwiler & Associates*	15,400	420,816

Computer Equipment - 1.47%
TPV Technology Ltd	546,000	357,333

Construction - 2.48%
Maruichi Steel Tube Ltd.	11,000	243,064
Redrow PLC	48,765	359,891
		602,955
Consulting Services - 0.80%
TKC Corp.	11,300	193,850

Diversified Minerals - 1.36%
Companhia Vale do Rio Doce ADR	11,900	331,415

Diversified Operations - 1.28%
Imtech NV	8,590	311,427

Electric - 1.60%
Public Power Corp	15,600	389,835

Engineering - 1.38%
Chiyoda Corp.	10,000	138,250
Takuma Co., Ltd.	28,000	197,008
		335,258
Environment - 1.81%
RPS Group PLC	150,600	440,260

Financing - 0.72%
Acom Co Ltd.	2,800	175,202

Food - 0.41%
Nissin Healthcare Food Service Co. Ltd.	6,300	101,012

Gambling - 3.88%
Great Canadian Gaming Corp.*	21,600	359,956
Mars Engineering Corp.	11,300	312,128
William Hill PLC	26,650	270,007
		942,091
Home Furnishing - 0.97%
MFI Furniture Group PLC	115,640	235,443

Household Materials - 4.58%
Hunter Douglas N.V.	5,400	271,785
Nobia AB	14,100	233,889
Steinhoff International Holdings Ltd	108,660	273,907
Tenma Corp.	19,500	335,735
		1,115,316
Human Resources - 0.83%
Fullcast Co. Ltd	80	201,202

Insurance - 2.23%
Amlin PLC	59,210	192,365
Milano Assicurazioni SpA	35,330	232,904
Topdanmark A/S*	1,600	116,045
		541,314
Medical - 2.42%
Capio AB*	15,100	258,893
Rhoen-Klinikum AG	2,875	207,616
Shire Pharmaceuticals Group PLC	10,630	122,585
		589,094
Mortgage Banks - 3.43%
Northern Rock PLC	22,160	317,231
Kensington Group PLC	46,270	517,309
		834,540
Multimedia - 0.94%
Corus Entertainment Inc.- Cl. B	9,000	228,753

Office Equipment - 2.32%
Brother Industries Ltd	47,000	395,135
Ricoh Co. Ltd	11,000	168,526
		563,661
Oil & Gas - 19.16%
Burren Energy PLC	20,070	269,732
Canadian Natural Resources	9,400	391,044
Dragon Oil PLC*	182,070	382,372
Hardman Resources Limited*	221,900	409,866
Lundin Petroleum AB*	16,000	164,241
PetroKazakhstan, Inc.- Cl. A	11,600	489,172
Petroleo Brasileiro SA ADR	8,300	436,331
Prosafe ASA	14,800	522,871
Talisman Energy, Inc.	12,300	538,673
Total SA ADR	3,000	375,000
Tullow Oil PLC	104,070	349,460
Woodside Petroleum Ltd	14,460	330,843
		4,659,605
Pharmaceuticals - 1.42%
GlaxoSmithKline PLC ADR	4,500	213,480
Sigma Co. Ltd	18,680	132,388
		345,868
Photo Equipment - 0.54%
Tamron Co. Ltd	8,000	130,731

Printing - 1.04%
Nissha Printing Co. Ltd	14,000	252,203

Publishing - 1.12%
Trinity Mirror PLC	25,340	272,730

Real Estate Management - 1.27%
Barratt Developments PLC	24,350	309,123

Retail - Misc. - 2.93%
Plenus Co. Ltd	10,700	352,633
Punch Taverns PLC	27,330	359,954
		712,587
Steel - 1.78%
Tenaris SA ADR	4,610	432,741

Telecommunication - 4.58%
KT Corp ADR	8,460	187,304
Option NV*	3,480	145,577
SK Telecom Co. Ltd ADR	2,900	62,263
Telefonica SA ADR	4,430	223,493
Vodafone Group PLC ADR	19,200	495,936
		1,114,573
Television - 0.40%
Premiere*	2,870	97,784

Toys - 1.53%
Bandai Co. Ltd	5,200	113,609
Heiwa Corp.	18,300	259,238
		372,847
TOTAL COMMON STOCK
(Cost - $22,787,378)		24,026,896

SHORT TERM INVESTMENT - 0.69%
Milestone Treasury Obligation Portfolio - Institutional Cl.	166,998	166,998
(Cost - $166,998)

Total Investments - 99.46%
(Cost - $22,954,376)		24,193,894
Other assets less liabilities - 0.54%		131,554
NET ASSETS - 100.00%		$ 24,325,448

*Non-income producing security
ADR - American Depositary Receipts
PLC - Public Limited Company

At July 31, 2005, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost		$ 1,400,158
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value		(158,513)
Net unrealized appreciation		$ 1,241,645

Dunham Large Cap Value Fund
Schedule of Investments (Unaudited)
July 31, 2005

		Market
Security	Shares	Value
COMMON STOCK - 97.30%
Aerospace & Defense - 4.59%
Boeing Co.	9,833	$ 649,076
Honeywell International, Inc.	14,672	576,316
United Technologies Corp.	7,416	375,991
		1,601,383
Air Courier - 0.89%
Fedex Corp.	3,708	311,806

Banks - 11.07%
Bank of America Corp.	14,841	647,068
Citigroup, Inc.	14,810	644,235
JPMorgan Chase & Co.	19,402	681,786
Suntrust Banks, Inc.	5,414	393,706
U.S. Bancorp	23,507	706,621
UnionBanCal Corp.	11,124	793,586
		3,867,002
Building & Construction Products - 1.08%
Masco Corp.	11,124	377,215

Communications - 1.59%
AT&T Corp.	28,026	554,915

Computers - 1.04%
Dell, Inc.*	9,000	364,230

Computer Peripherals - 2.62%
Hewlett Packard Co.	37,155	914,756

Computer Services - 1.72%
Sungard Data Systems, Inc.*	16,687	598,897

Conglomerates - 6.68%
Dover Corp.	14,500	598,270
Emerson Electric Co.	8,826	580,751
Fortune Brands, Inc.	8,267	781,645
General Electric Co.	10,827	373,532
		2,334,198
Consumer Financial Services - 1.60%
Fannie Mae	10,000	558,600

Electric Utilities - 4.61%
FPL Group, Inc.	9,936	428,440
Public Service Enterprise Group, Inc.	12,400	797,320
TXU Corp.	4,450	385,548
		1,611,308
Food Processing - 3.60%
Dean Foods Co. *	8,900	317,730
General Mills, Inc.	10,975	520,215
Sara Lee Corp.	18,392	366,553
TreeHouse Foods, Inc.*	1,780	54,432
		1,258,930
Industrial Equipment - 1.20%
Ingersoll-Rand Co.- Cl. A	5,340	417,428

Insurance - 4.96%
Allstate Corp.	8,232	504,292
American International Group	7,490	450,898
Hartford Financial Services Group, Inc.	9,640	776,695
		1,731,885
Investment Services - 2.02%
Merrill Lynch & Co., Inc.	12,014	706,183

Management Investment Companies - 0.89%
John Hancock Bank & Thrift Opportunity Fund	31,148	310,234

Medical - 6.72%
IVAX Corp.*	26,000	662,480
Laboratory Corp of America Holdings *	12,602	638,543
Pfizer, Inc.	23,499	622,724
Universal Health Services, Inc.	8,157	424,490
		2,348,237
Metals - 1.49%
Alcoa, Inc.	18,540	520,047

Oil - 15.01%
Apache Corp.	23,232	1,589,069
ChevronTexaco Corp.	15,700	910,757
ConocoPhillips	22,124	1,384,741
Marathon Oil Corp.	23,287	1,359,029
		5,243,596
Railroads - 1.52%
Burlington Northern Santa Fe Corp.	9,800	531,650

Retail-Apparel - 1.63%
Gap, Inc.	27,000	569,970

Retail-Auto Parts - 1.57%
Autozone, Inc.*	5,636	549,172

Retail-Building Products - 3.06%
Home Depot, Inc.	16,687	726,051
Lowe's Companies, Inc.	5,191	343,748
		1,069,799

Retail-Discount - 2.03%
Wal-Mart Stores, Inc.	14,400	710,640

Retail-Jewelry - 1.80%
Zale Corp.*	18,540	630,360

Retail-Office Supplies - 2.28%
Office Depot, Inc.*	28,080	796,910

Retail-Restaurant/Specialty - 4.02%
McDonald's Corp.	22,026	686,550
Outback Steakhouse, Inc.	15,411	717,844
		1,404,394
Savings & Loans - 1.62%
Washington Mutual, Inc.	13,349	567,066

Semiconductors - 3.07%
Intel Corp.	39,528	1,072,790

Tobacco - 1.32%
Altria Group, Inc.	6,895	461,689

TOTAL COMMON STOCK
(Cost - $26,440,200)		33,995,290

SHORT TERM INVESTMENT - 0.10%
Milestone Treasury Obligation Portfolio - Institutional Cl.	34,083	34,083
(Cost - $34,083)

Total Investments - 97.40%
(Cost - $26,474,283)		34,029,373
Other assets less liabilities - 2.60%		907,449
NET ASSETS - 100.00%		$ 34,936,822

*Non-income producing security.

At July 31, 2005, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost		$ 7,977,846
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value		(422,757)
Net unrealized appreciation		$ 7,555,090

Dunham Small Cap Value Fund
Schedule of Investments (Unaudited)
July 31, 2005

		Market
Security	Shares	Value
COMMON STOCK - 93.51%
Auto & Truck Parts - 1.38%
Modine Manufacturing Co.	7,830	$ 282,428
Proliance International, Inc.	146	915
		283,343
Broadcasting - 5.13%
Gray Television, Inc.	29,652	381,028
Lin TV Corp. - Cl. A*	22,659	322,211
Saga Communications, Inc. - Cl. A*	24,193	345,960
		1,049,199
Commercial Banks - 11.74%
Alabama National Bancorp	2,131	147,785
Chittenden Corp.	12,500	366,125
Financial Institutions, Inc.	7,811	150,518
First Republic Bank	11,379	431,037
First State Bancorporation	17,922	397,868
Hanmi Financial Corp.	22,020	418,380
Sterling Bancorp	8,601	193,523
UMB Financial Corp.	4,600	295,550
		2,400,786
Commercial Services - 4.78%
Arbitron, Inc.	8,894	369,101
Forrester Research, Inc. *	7,600	149,948
G & K Services, Inc.	11,515	458,297
		977,346
Communications - 0.27%
Iowa Telecommunications Services, Inc.	2,905	55,137

Construction Products - 2.53%
Interline Brands, Inc. *	9,500	200,450
Trex Company, Inc.*	10,799	317,491
		517,941
Consumer Products - Misc. - 1.11%
Fossil, Inc.*	4,780	113,716
Revlon, Inc.- Cl. A*	30,406	113,718
		227,434
Direct Marketing - 1.68%
Advo, Inc.	9,777	343,662

Diversified Manufacturing - 3.43%
Actuant Corp.- Cl. A*	5,470	254,519
AZZ, Inc.*	14,232	256,176
Matthews International Corp.	4,900	191,100
		701,795
Electronic Components - 1.57%
Bel Fuse, Inc. - Cl. B	9,759	320,778

Energy - 4.85%
Headwaters, Inc.*	15,339	655,742
Unit Corp.*	7,065	335,588
		991,330
Environment Monitoring - 1.22%
Mine Safety Appliances Co.	5,084	248,608

Fiduciary Banks - 2.76%
Boston Private Financial Holdings, Inc.	19,682	563,889

Gambling - 2.06%
Pinnacle Entertainment, Inc.*	19,524	421,718

Healthcare - 2.25%
CorVel Corp.*	7,449	200,080
LabOne, Inc. *	6,900	259,647
		459,727
Investment Banks - 1.56%
Jefferies Group, Inc.	7,689	317,786

Lasers - 4.97%
Coherent, Inc.*	14,148	481,598
Excel Technology, Inc.*	9,541	237,571
II-VI, Inc.*	15,462	297,025
		1,016,194
Leisure Products - 0.84%
Marine Products Corp.	12,100	170,610

Machinery - 6.61%
Baldor Electric Co.	18,549	464,467
Global Power Equipment Group, Inc.*	47,789	452,562
Idex Corp.	9,918	433,218
		1,350,247
Metal Processors - 1.61%
Kaydon Corp.	10,682	329,647

Oil Field Services - 4.80%
RPC, Inc.	23,065	449,537
W-H Energy Services, Inc.*	16,927	531,508
		981,045
Pharmaceutical - 2.86%
Taro Pharmaceutical Industries Ltd.*	6,316	148,363
Valeant Pharmaceuticals International	12,917	254,852
West Pharmaceutical Services, Inc.	6,600	181,566
		584,781
Plastics - 1.56%
Spartech Corp.	17,040	319,159

Retail-Apparel - 2.62%
Carter's, Inc.*	8,814	536,332

Retail-Mail Order - 2.20%
Coldwater Creek, Inc.*	16,209	448,827

Retail-Restaurant/Specialty - 3.17%
RARE Hospitality International, Inc.*	10,384	323,565
The Steak n Shake Co. *	15,000	324,750
		648,315
Savings & Loan - 1.15%
Fidelity Bankshares, Inc.	7,500	235,050

Semiconductors - 1.94%
Micrel, Inc.*	28,626	346,088
ZiLOG, Inc.*	12,569	49,648
		395,736
Semiconductors Equipment - 2.33%
Mykrolis Corp.*	29,235	476,531

Software - 3.00%
Ansoft Corp.*	9,917	252,487
Dendrite International, Inc.*	20,836	360,463
		612,950
Transportation - Trucking - 5.53%
Knight Transportation, Inc.	8,192	193,741
Landstar System, Inc.*	14,604	486,605
Marten Transport Ltd.*	17,990	450,020
		1,130,366
TOTAL COMMON STOCK
(Cost - $14,985,957)		19,116,269

SHORT TERM INVESTMENT - 5.66%
Milestone Treasury Obligation Portfolio - Institutional Cl.	1,157,960	1,157,960
(Cost - $1,157,960)

Total Investments - 99.17%
(Cost - $16,143,917)		20,274,229
Other assets less liabilities - 0.83%		169,559
NET ASSETS - 100.00%		$ 20,443,788

*Non-income producing security.

At July 31, 2005, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost		$ 4,822,514
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value		(692,202)
Net unrealized appreciation		$ 4,130,312

Dunham Large Cap Growth Fund
Schedule of Investments (Unaudited)
July 31, 2005

		Market
Security	Shares	Value
COMMON STOCK - 100.56%
Aerospace - 3.02%
United Technologies Corp.	21,400	$ 1,084,980

Biotechnology - 6.92%
Amgen, Inc. *	20,700	1,650,825
Gilead Sciences, Inc.*	18,600	833,466
		2,484,291
Casinos & Gaming - 2.46%
Scientific Games Corp.*	32,300	884,374

Chemicals - 2.58%
Dow Chemical Co.	19,300	925,435

Computer Hardware - 6.82%
Dell, Inc. *	31,363	1,269,261
EMC Corp. *	86,084	1,178,490
		2,447,751
Conglomerates - 3.16%
Fortune Brands, Inc.	12,000	1,134,600

Cosmetics / Toiletries - 5.28%
Procter & Gamble Co.	34,100	1,896,983

Electronic Equipment - 5.19%
Amphenol Corp.- Cl. A	16,739	745,555
Wesco International, Inc.*	32,800	1,117,168
		1,862,723
Finance - 5.60%
Chicago Mercantile Exchange Holdings, Inc.	4,200	1,264,410
Goldman Sachs Group, Inc.	6,935	745,374
		2,009,784
Food Processing - 3.38%
Bunge Ltd.	19,767	1,213,496

Internet - 2.56%
Yahoo!, Inc.	27,600	920,184

Medical - 12.28%
Abbott Laboratories	27,992	1,305,267
Covance, Inc. *	15,995	792,552
Express Scripts, Inc.- Cl. A *	16,742	875,607
Medtronic, Inc.	26,600	1,434,804
		4,408,230
Multimedia - 3.03%
Time Warner, Inc.*	63,900	1,087,578

Oil - 4.17%
Transocean, Inc. *	15,732	887,757
XTO Energy, Inc.	17,400	610,566
		1,498,323
Retail - 5.60%
Best Buy Co., Inc.	13,007	996,336
Walgreen Co.	21,200	1,014,632
		2,010,968
Scientific & Technical Instruments - 4.69%
Gen-Probe, Inc. *	25,398	1,119,798
Trimble Navigation Ltd.*	14,500	564,920
		1,684,718
Semiconductors - 5.43%
Intel Corp.	22,616	613,798
Texas Instruments, Inc.	42,072	1,336,207
		1,950,005
Software - 12.68%
Adobe Systems, Inc.	24,500	726,180
Electronic Arts, Inc. *	19,800	1,140,480
Microsoft Corp.	59,468	1,522,975
NAVTEQ Corp.*	5,000	219,850
Verisign, Inc.*	35,900	944,529
		4,554,014
Steel Producers - 2.73%
United States Steel Corp.	23,000	980,950

Tobacco - 2.98%
Altria Group, Inc.	16,000	1,071,360

TOTAL COMMON STOCK
(Cost - $32,281,684)		36,110,747

Total Investments - 100.56%
(Cost - $32,281,684)		36,110,747
Other assets less liabilities - (0.56)%		(202,387)
NET ASSETS - 100.00%		$ 35,908,360

*Non -income producing security.

At July 31, 2005, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost		$ 4,559,829
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value		(730,766)
Net unrealized appreciation		$ 3,829,063

Dunham Emerging Markets Stock Fund
Schedule of Investments (Unaudited)
July 31, 2005

		Market
Security	Shares	Value
COMMON STOCK - 98.31%

Advertising - 0.35%
Media Partners International Holdings, Inc.	608,000	$ 48,995

Auto & Truck Parts Supplier - 0.96%
Randon S.A. Implementos e Participacoes	52,000	133,752

Banks - 3.82%
FirstRand Ltd.	119,647	288,683
Turkiye Is Bankasi	43,475	243,480
		532,163
Building Materials - 1.95%
Corporacion GEO S.A. de C.V. *	58,041	160,436
Siam Cement PCL	20,000	111,397
		271,833
Chemicals - 4.68%
Kingboard Chemical Holdings Ltd.	123,000	350,286
Hanwha Chemical Corp.	25,000	300,496
		650,782
Commodities Trading - 3.44%
Noble Group Ltd.	556,433	478,557

Computer Systems - 6.40%
Advantech Co. Ltd.	248,000	647,887
Asia Vital Components Co. Ltd.	304,000	243,151
		891,038
Conglomerates - 7.86%
Bidvest Group Ltd.	31,991	404,446
GS Holdings Corp.	6,000	130,958
Itausa - Investimentos Itau S.A.	255,519	552,502
Itausa - Investimentos Itau S.A. - Receipt Pref.	2,575	5,589
		1,093,495
Electronic Equipment - 5.63%
Korea Tronics, Inc.	35,723	220,364
Samsung Electronics Co. Ltd. *	1,029	563,913
		784,277
Food Distribution - 1.17%
Grupo Modelo S.A. de C.V.	49,510	163,077

Gaming Services - 0.55%
Dreamgate Corp. Berhad *	190,423	76,762

Identification Systems - 1.58%
XAC Automation Corp.	210,000	220,433

Industrial Automation - 3.08%
SFA Engineering Corp.	17,519	428,232

Machinery - 1.32%
Chen Hsong Holdings Ltd.	316,104	183,541

Medical - 0.76%
Teva Pharmaceutical Industries Ltd. ADR	3,351	105,221

Metal Processing - 3.88%
Korea Zinc Co. Ltd.	4,000	111,876
Taewoong Co. Ltd.	41,468	428,473
		540,349

Mining - 1.44%
Yanzhou Coal Mining Co.	246,494	200,236

Office Furnishings - 0.95%
Taiwan Fu Hsing Industrial Co. Ltd.	119,180	132,626

Oil & Gas - 5.37%
China Petroleum & Chemical	485,000	211,409
Petroleo Brasilerio S.A. ADR	10,187	535,531
		746,940
Precious Metals - 3.89%
Caemi Mineracao e Metalurgia S.A.	380,848	409,360
Companhai Vale do Rio Doce ADR	4,758	132,510
		541,870
Printing - 1.57%
SNP Leefung Holdings Ltd.	1,367,500	217,972

Real Estate - 4.32%
Asian Property Development PCL	1,180,301	100,296
Bandar Raya Developments Berhad	190,425	78,505
Inversiones y Representaciones S.A. GDR*	16,000	196,320
Midland Realty Holdings Ltd.	363,569	225,522
		600,643
Recycling Services - 2.55%
Citiraya Industries Ltd.^	475,380	-
Insun ENT Co. Ltd.	23,090	355,486
		355,486
Retail-Automobiles - 3.84%
Hyundai Mobis	5,332	387,764
PT Astra International Tbk	108,977	146,402
		534,166
Retail-Other - 3.87%
Controladora Comercial Mexicana S.A. de C.V.	100,000	131,565
Linmark Group Ltd.	650,000	183,428
Wal-Mart de Mexico S.A. *	50,000	223,406
		538,399
Rubber Manufacturer - 3.73%
First Engineering Ltd.	273,275	226,509
Top Glove Corp. Berhad	226,404	292,284
		518,793
Semiconductors - 1.54%
Novatek Microelectronics Corp.	51,074	213,820

Steel - 6.64%
Gerdau S.A.	25,000	258,783
Grupo Industrial Saltillo S.A. de C.V. *	92,851	128,635
POSCO ADR	2,285	114,022
Tenaris S.A. ADR	4,500	422,415
		923,855
Telecommunications - 1.87%
Shin Corporation PCL	289,445	260,842

Textiles - 3.24%
Texwinca Holdings Ltd.	174,000	136,674
Weiqiao Textile Co. Ltd.	239,957	314,883
		451,557
Tools - 1.20%
Basso Industry Corp.	72,060	167,463

Transportation - 4.86%
Berlian Laju Tanker Tbk PT	4,850,000	454,506
Transmile Group Berhad	75,000	221,855
		676,361

TOTAL COMMON STOCK
(Cost - $10,650,783)		13,683,536

WARRANTS - 0.04%
Lippo Bank Certificates of Entitlement*	1,645,265	-
Major Cineplex Group PCL, due 2/2/2007*	104,733	3,598
Multi-Purpose Holdings Berhad, due 2/26/2009 *	15,380	1,107
Quality House PCL, due 9/11/2008 *	289,444	1,321
Total Warrants (Cost - $427)		6,026

SHORT TERM INVESTMENT - 1.12%
Milestone Treasury Obligation Portfolio - Institutional Cl.	154,510	154,510
(Cost - $154,510)

Total Investments - 99.47%
(Cost - $10,805,720)		13,844,072

Cash and other assets less liabilities - 0.53%		74,187
NET ASSETS - 100.00%		$ 13,918,259

*Non-income producing security
^Illiquid security.
ADR - American Depositary Receipts
GDR- Global Depositary Receipts

At July 31, 2005, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost		$ 3,655,551
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value		(617,200)
Net unrealized appreciation		$ 3,038,351

Dunham Small Cap Growth Fund
Schedule of Investments (Unaudited)
July 31, 2005

		Market
Security	Shares	Value
COMMON STOCK - 95.73%
Advertising Services - 1.09%
Getty Images, Inc. *	2,900	$ 234,175

Biotechnology - 1.20%
PRA International *	8,500	256,785

Commercial Services - 5.52%
Cintas Corp.	4,800	212,784
iPayment Holdings, Inc. *	9,025	349,358
Providence Service Corp. *	5,821	156,818
Steiner Leisure Ltd. *	6,000	207,360
Weight Watchers International, Inc. *	4,500	255,690
		1,182,010
Communications - 0.00%
AudioCodes Ltd. *	5	45

Computer Services - 4.65%
Cognizant Technology Solutions Corp.- Cl. A *	5,316	260,909
Ness Technologies, Inc. *	15,746	157,460
O2Micro International Ltd. *	14,700	252,252
VeriFone Holdings, Inc. *	15,600	325,260
		995,881
Construction Products & Services - 1.17%
Interline Brands, Inc. *	11,900	251,090

Consulting Services - 1.17%
Corporate Executive Board Co.	3,100	250,108

Cosmetics & Toiletries - 1.39%
Parlux Fragrances, Inc. *	9,400	298,544

Electrical Equipment - 0.88%
Greatbatch, Inc. *	7,800	188,838

Electronic Equipment - 1.80%
Avid Technology, Inc. *	3,800	156,370
Molecular Devices Corp. *	10,800	229,716
		386,086
Engineering Services - 0.92%
Shaw Group, Inc. *	10,300	196,936

Food Processing - 3.07%
Peet's Coffee & Tea, Inc. *	8,500	290,785
United Natural Foods, Inc. *	10,900	367,548
		658,333
Insurance - 2.12%
Pacificare Health Systems, Inc. *	2,600	198,120
WellCare Health Plans, Inc. *	6,661	255,249
		453,369
Investment Services - 3.59%
Affiliated Managers Group, Inc. *	7,903	563,484
GFI Group, Inc. *	5,900	206,441
		769,925
Medical - 21.08%
Advanced Neuromodulation Systems, Inc. *	5,200	260,208
Allscripts Healthcare Solutions, Inc. *	14,600	247,762
ArthroCare Corp. *	10,400	380,328
Charles River Laboratories International, Inc. *	3,900	189,930
Community Health Systems, Inc. *	6,000	231,660
Covance, Inc. *	4,800	237,840
Foxhollow Technologies, Inc. *	8,000	410,320
Henry Schein, Inc. *	5,700	246,069
Hologic, Inc. *	11,440	521,549
Kinetic Concepts, Inc. *	4,700	281,859
Laserscope, Inc. *	5,295	175,370
Quest Diagnostics, Inc.	3,800	195,092
ResMed, Inc. *	3,200	214,400
Symmetry Medical, Inc. *	10,600	264,258
Syneron Medical Ltd. *	6,100	235,155
Ventana Medical Systems, Inc. *	4,912	211,019
Viasys Healthcare, Inc. *	8,700	216,108
		4,518,927
Oil & Gas Exploration - 4.66%
Bill Barrett Corp. *	6,900	220,731
Energy Partners Ltd. *	7,500	198,450
Toreador Resources Corp. *	8,950	259,819
Ultra Petroleum Corp. *	8,400	318,528
		997,528
Pharmaceutical - 2.57%
Endo Pharmaceuticals Holdings, Inc. *	8,300	236,218
Pharmaceutical Product Development, Inc. *	5,476	313,391
		549,609
Printing - 2.20%
Valassis Communications, Inc. *	11,900	470,645

Recreational Activities - 1.27%
Life Time Fitness, Inc. *	8,086	271,690

Resorts / Theme Parks - 1.48%
Kerzner International Ltd. *	5,320	317,870

Retail-Apparel - 7.16%
Abercrombie & Fitch Co.- Cl. A	8,100	583,605
Carter's, Inc. *	3,420	208,107
Pacific Sunwear of California, Inc. *	9,200	224,388
Quiksilver, Inc. *	13,500	226,665
Urban Outfitters, Inc. *	4,800	291,408
		1,534,173
Retail-Auto Parts - 2.66%
Advance Auto Parts, Inc. *	4,600	317,216
O'Reilly Automotive, Inc. *	7,800	251,628
		568,844
Retail-Mail Order - 1.05%
Celebrate Express, Inc. *	16,086	224,400

Retail-Restaurant/Specialty - 7.19%
California Pizza Kitchen, Inc. *	8,400	257,040
Cheesecake Factory, Inc. *	6,400	228,864
Darden Restaurants, Inc.	7,000	242,900
P.F. Chang's China Bistro, Inc. *	3,715	211,718
Red Robin Gourmet Burgers, Inc. *	4,500	270,180
Texas Roadhouse, Inc.- Cl. A *	8,766	329,777
		1,540,479
Retail-Other - 8.06%
Dick's Sporting Goods, Inc. *	11,200	444,864
GameStop Corp. *	6,900	237,015
Guitar Center Management, Inc. *	3,800	245,461
PETsMART, Inc.	6,400	190,400
Tractor Supply Co. *	10,816	608,076
		1,725,816
Schools / Daycare - 3.01%
Bright Horizons Family Solutions, Inc. *	6,200	283,836
Educate, Inc. *	23,406	361,740
		645,576
Scientific & Technical Equipment - 0.91%
Trimble Navigation Ltd. *	5,000	194,800

Semiconductors - 1.13%
Photronics, Inc. *	9,000	241,560

Staffing & Outsourcing Services - 1.28%
Administaff, Inc.	10,700	273,920

Technical & System Software - 1.03%
Infosys Technologies Ltd. ADR	3,100	220,658

Veterinary Diagnostics - 1.00%
VCA Antech, Inc. *	9,000	213,660

Waste Management - 0.91%
Waste Connections, Inc. *	5,400	194,400

TOTAL COMMON STOCK
(Cost - $16,684,095)		20,508,810

SHORT TERM INVESTMENT - 2.90%
Milestone Treasury Obligation Portfolio - Institutional Cl.	622,327	622,327
(Cost - $622,327)

Total Investments - 98.64%
(Cost - $17,306,422)		21,131,137
Other assets less liabilities (0.12)%		291,615
NET ASSETS - 100.00%		$ 21,422,752

*Non-income producing security.
ADR - American Depositary Receipts

At July 31, 2005, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost		$ 4,347,240
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value		(204,654)
Net unrealized appreciation		$ 4,142,586

Security Valuation – Equity securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  In the absence of a last sale price, securities are valued using the last available bid price.  U.S. government and agency securities are valued at the most recent bid price.  Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued on the basis of dealer supplied quotations or by a pricing system selected by the adviser and approved by the Board of Trustees of the Trust (the “Board”).  Where no last sale price for exchange traded debt securities is available, the bid  price may be used.  Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.  Foreign securities are valued on the basis of market quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Board in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Securities in which the Funds invest may be traded in markets that close before 4:00 p.m. Eastern Time.  Normally, developments that occur between the close of the foreign markets and 4:00 p.m. Eastern Time will not be reflected in the Fund’s NAV.  However, funds may determine that such developments are so significant that they will materially affect the value of the Fund’s securities, the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities as of 4:00 p.m. Eastern Time.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)         There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AdvisorOne Funds

By (Signature and Title)

*/s/ W. Patrick Clarke

       W. Patrick Clarke, President

Date         9/29/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ W. Patrick Clarke

        W. Patrick Clarke, President

Date        9/29/2005

By (Signature and Title)

*/s/ Michael J. Wagner

       Michael J. Wagner, Treasurer

Date      9/29/2005